Post-retirement benefit obligations - Reconciliation Plan Assets, RF, Contributions (Details) - Pension R in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2019 ZAR (R)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 ZAR (R)
Disclosure of net defined benefit liability (asset)
Beginning balance	R (6,548)
Ending balance	(7,740)		R (6,548)
Plan assets
Disclosure of net defined benefit liability (asset)
Beginning balance	54,018		50,854
Movements recognised in the income statement:	4,815		4,774
interest expense (income)	5,040		4,896
interest on asset limitation	(225)		(122)
Actuarial gains (losses) recognised in other comprehensive income:	514		(1,779)
Return on plan assets	514		(1,779)
Member contributions	482		447
Employer contribution	1,062		2,224
Benefits paid	(2,603)		(2,712)
Translation of foreign operations	97		210
Ending balance	58,385		54,018
Actual return on plan assets	5,329		2,995
South Africa
Disclosure of net defined benefit liability (asset)
Beginning balance	582
Ending balance	555		582
South Africa | Funded benefit obligation
Disclosure of net defined benefit liability (asset)
Projected pension contributions for next fiscal year	1,106
South Africa | Plan assets
Disclosure of net defined benefit liability (asset)
Beginning balance	50,128		48,340
Movements recognised in the income statement:	4,702		4,707
interest expense (income)	4,927		4,829
interest on asset limitation	(225)		(122)
Actuarial gains (losses) recognised in other comprehensive income:	229		(1,959)
Return on plan assets	229		(1,959)
Member contributions	482		447
Employer contribution	1,056		991
Benefits paid	(2,482)		(2,398)
Ending balance	54,115		50,128
Actual return on plan assets	4,931		2,748
Foreign Countries
Disclosure of net defined benefit liability (asset)
Beginning balance	(7,130)
Ending balance	(8,295)		(7,130)
Foreign Countries | Funded benefit obligation
Disclosure of net defined benefit liability (asset)
Projected pension contributions for next fiscal year	120
Foreign Countries | Plan assets
Disclosure of net defined benefit liability (asset)
Beginning balance	3,890		2,514
Movements recognised in the income statement:	113		67
interest expense (income)	113		67
Actuarial gains (losses) recognised in other comprehensive income:	285		180
Return on plan assets	285		180
Employer contribution	6		1,233
Benefits paid	(121)		(314)
Translation of foreign operations	97		210
Ending balance	4,270		3,890
Actual return on plan assets	R 398		247
United States of America | Plan assets
Disclosure of net defined benefit liability (asset)
Once-off payment made by the employer to the fund		$ 75	R 963